Material accounting policy information (Policies)	12 Months Ended
Apr. 30, 2026
Material Accounting Policy Information
Basis of preparation

2.1	Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board under the historical cost convention, except as disclosed in the accounting policies below.

The preparation of financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

In the current year, the Group has adopted all the new and revised IFRS and Interpretations of IFRS that are relevant to its operations and effective for annual periods beginning on or after May 1, 2025. Changes to the Group’s accounting policies have been made as required, in accordance with the transitional provisions in the respective IFRS and Interpretations of IFRS. The adoption of these new or amended IFRS and Interpretations of IFRS did not result in substantial changes to the Group’s accounting policies and had no material effect on the amounts reported for the current or prior financial years.

IFRS and Interpretations of IFRS issued but not yet effective

At the date of authorization of these financial statements, certain IFRS and Interpretations of IFRS were issued but not yet effective. Consequential amendments were also made to various standards as a result of these new/revised standards.

The Group does not intend to early adopt any of the above new/revised standards, interpretations and amendments to the existing standards. Management anticipates that the adoption of the aforementioned revised/new standards will not have a material impact on the financial statements of the Group and Company in the period of their initial adoption.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

Revenue

2.2	Revenue

Revenue from provision of electrical works and installation services and ad hoc services in the ordinary course of business is recognized when the Group satisfies a performance obligation by transferring control of an asset to the customer. The amount of revenue recognized is the amount of the transaction price allocated to the satisfied performance obligation.

Transaction price is the amount of consideration in the contract to which the Group expects to be entitled in exchange for transferring the promised goods. The transaction price may be fixed or variable and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Group does not receive a separate identifiable benefit from the customer. When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Specifically, the Group uses a five-step approach to recognize revenue:

●	Step 1: Identify the contract(s) with a client

●	Step 2: Identify the performance obligations in the contract

●	Step 3: Determine the transaction price

●	Step 4: Allocate the transaction price to the performance obligations in the contract

●	Step 5: Recognize revenue when (or as) the Group satisfies a performance obligation

A performance obligation may be satisfied at a point in time or over time.

Revenue from provision of electrical works and installation services

The Group generally acts as the main electrical contractor in providing a range of greenfield and brownfield electrical works and installation services through fixed price contracts in private and public housing sectors including condominium, residential flats and bungalows, commercial and mixed development typed properties. The asset is created over time during the contract period, and it is accounted for as a single performance obligation that is satisfied over time. This is because the performance creates or enhances an asset that the customer controls as the asset is created or enhanced, and the performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

Revenue is recognized over time using input method by reference to the Group’s progress towards completing the electrical works and installation services. The measure of progress is determined based on the proportion of contract costs incurred to date to the estimated total contract costs. Costs incurred that are not related to the contract or that do not contribute towards satisfying a performance obligation are excluded from the measure of progress and instead are expensed as incurred.

The period between the transfer of the promised services and customer payment may exceed one year. For such contracts, there is no significant financing component present as the payment terms is an industry practice to protect the customer from the performing entity’s failure to adequately complete some or all of its obligations under the contract. As a consequence, the Group does not adjust any of the transaction prices for the time value of money.

Revenue from construction contracts are also adjusted with variations to the contracts claimable from customers, as well as liquidated damages due to delays or other causes, payable to customers.

Estimates of revenues, costs or extent of progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenues or costs are reflected in the profit or loss in the period in which the circumstances that give rise to the revision become known by management.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

2.2	Revenue (Continued)

The customer is invoiced on a milestone payment schedule with a credit term of 35 days. If the value of the goods transferred by the Group exceeds the payments, a contract asset is recognized. If the payments exceed the value of the goods transferred, a contract liability is recognized.

For costs incurred in fulfilling the contract which are within the scope of another IFRS, these have been accounted for in accordance with those other IFRSs. If these are not within the scope of another IFRS, the Group will capitalize these as contract costs assets only if (a) these cost related directly to a contact or an anticipated contract which the Group can specifically identify; (b) these costs generate or enhance resources of the Group that will be used in satisfying (or in continuing to satisfy) performance obligations in the future; and (c) these costs are expected to be recovered. Otherwise, such costs are recognized as an expense immediately.

Capitalized contract costs are subsequently amortized on a systematic basis as the Group recognizes the related revenue over time. An impairment loss is recognized in the profit or loss to the extent that the carrying amount of capitalized contract costs exceeds the expected remaining consideration less any directly related costs not yet recognized as expenses.

Revenue from ad-hoc services

Ad-hoc services includes various types of electrical addition and alteration works that are generally completed within 30 days, revenue from which is recognized at a point in time when control of the asset has been transferred to its customer, being when the customer has accepted the services in accordance with the sales contract or the Group has objective evidence that all criteria for acceptance have been satisfied. There is no element of significant financing component in the Group’s revenue transaction as customers are required to pay with a credit term of 30 days from the invoice date.

Basis of consolidation

2.3	Basis of consolidation

Consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on that control ceases.

In preparing the consolidated financial statements, transactions, balances and unrealized gains on transactions between group entities are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment indicator of the transferred asset. Accounting policies of subsidiaries have been changed, where necessary, to ensure consistency with the policies adopted by the Group.

Non-controlling interests comprise the portion of a subsidiary’s net results of operations and its net assets, which is attributable to the interests that are not owned directly or indirectly by the equity holders of the Company. They are shown separately in the consolidated statements of profit or loss and other comprehensive income, statements of changes in equity, and statements of financial position. Total comprehensive income is attributed to the non-controlling interests based on their respective interests in a subsidiary, even if this results in the non-controlling interests having a deficit balance.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

2.3	Basis of consolidation (Continued)

Common control

Acquisition of entities under an internal reorganization scheme does not result in any change in economic substance. Accordingly, the consolidated financial statements of the Group are a continuation of the acquired entities and is accounted for as follows:

●	The results of entities are presented as if the internal reorganization occurred from the beginning of the earliest period presented in the financial statements;

●	The Group will consolidate the assets and liabilities of the acquired entities at the pre-combination carrying amounts. No adjustments are made to reflect fair values, or recognize any new assets or liabilities, at the date of the internal reorganization that would otherwise be done under the acquisition method; and

●	No new goodwill is recognized as a result of the internal reorganization. The only goodwill that is recognized is the existing goodwill relating to the combining entities. Any difference between the consideration paid/transferred and the equity acquired is reflected within equity as merger reserve.

Acquisition

The acquisition method of accounting is used to account for business combinations entered by the Group.

The consideration transferred for the acquisition of a subsidiary or business comprises the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred also includes any contingent consideration arrangement and any pre-existing equity interest in the subsidiary measured at their fair values at the acquisition date.

Acquisition-related costs are expensed as incurred.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The excess of (a) the consideration transferred over the (b) fair value of the identifiable net assets acquired is recorded as goodwill, if any.

Disposals

When a change in the Group’s ownership interest in a subsidiary result in a loss of control over the subsidiary, the assets and liabilities of the subsidiary including any goodwill are derecognized. Amounts previously recognized in other comprehensive income in respect of that entity are also reclassified to profit or loss or transferred directly to retained earnings if required by a specific standard.

Any retained equity interest in the entity is remeasured at fair value. The difference between the carrying amount of the retained interest at the date when control is lost and its fair value is recognized in profit or loss.

Transactions with non-controlling interests

Changes in the Group’s ownership interest in a subsidiary that do not result in a loss of control over the subsidiary are accounted for as transactions with equity owners of the Company. Any difference between the change in the carrying amounts of the non-controlling interest and the fair value of the consideration paid or received is recognized within equity attributable to the equity holders of the Company.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

Convenience translation

2.4	Convenience translation

Translations of amounts in the consolidated statements of financial position, consolidated statements of profit or loss and other comprehensive income, and consolidated statements of cash flows from Singapore Dollar (“S$” or “SGD”) into United States Dollar (“US$” or “USD”) as of and for the year ended April 30, 2026 are solely for the convenience of the reader and were calculated at the noon middle rate of US$1 - S$1.2738 as of April 30, 2026, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the S$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Foreign currency translations and balances

2.5	Foreign currency translations and balances

Functional and presentation currency

Items included in the financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The functional currency of the Company and its subsidiary incorporated in BVI is USD, and the operating subsidiaries incorporated in Singapore is SGD. The consolidated financial statements are presented in SGD, which is the reporting currency of the Company.

Transactions and balances

Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates at the dates of the transactions. Currency exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet date are recognized in profit or loss. Monetary items include primarily financial assets (other than equity investments), contract assets and financial liabilities.

Non-monetary items measured at fair value in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i) assets and liabilities are translated at the closing exchange rates at the reporting date;

(ii) income and expenses are translated at average exchange rates (unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rates at the dates of the transactions); and

(iii) all resulting currency translation differences are recognized in other comprehensive income and accumulated in the currency translation reserve. These currency translation differences are reclassified to profit or loss on disposal or partial disposal with loss of control of the foreign operation.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

Property, plant and equipment

2.6	Property, plant and equipment

All items of property, plant and equipment are initially recorded at cost. Subsequent to recognition, property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. The cost of property, plant and equipment includes its purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Dismantlement, removal or restoration costs are included as part of the cost of property, plant and equipment if the obligation for dismantlement, removal or restoration is incurred as a consequence of acquiring or using the property, plant and equipment.

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Useful lives
Leasehold property	35 years
Office equipment	5 years
Furniture and fittings	5 years
Renovation	5 years
Motor vehicles	5 years
Computer software	2 years
Computer	1 year
Testing equipment	1 year

Fully depreciated assets are retained in the financial statements until they are no longer in use and no further change for depreciation is needed in respect of these assets.

The residual value, useful lives and depreciation method are reviewed at the end of each reporting period, and adjusted prospectively, if appropriate.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of the asset is included in profit or loss in the year the asset is derecognized.

Impairment of non-financial assets

2.7	Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that an asset may be impaired. If any indication exists, (or, where applicable, when an annual impairment testing for an asset is required), the Group makes an estimate of the asset’s recoverable amount.

An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs of disposal and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or group of assets. Where the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

Impairment losses are recognized in profit or loss.

A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increase cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized previously. Such reversal is recognized in profit or loss.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

Financial instruments

2.8	Financial instruments

Financial assets

Initial recognition and measurement

Financial assets are recognized when, and only when the entity becomes party to the contractual provisions of the instruments.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Trade receivables are measured at the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third party, if the trade receivables do not contain a significant financing component at initial recognition.

Subsequent measurement

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the contractual cash flow characteristics of the asset. The three measurement categories for classification of debt instruments are amortized cost, fair value through other comprehensive income (“FVOCI”) and FVPL.

Financial assets that are held for the collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Financial assets are measured at amortized cost using the effective interest method, less impairment. Gains and losses are recognized in profit or loss when the assets are derecognized or impaired, and through the amortization process.

Debt instruments that are held for trading as well as those that do not meet the criteria for classification as amortized cost or FVOCI are classified as FVPL. Movement in fair values and interest income is recognized in the period in which it arises and presented in “other income and expenses, net”.

Derecognition

A financial asset is derecognized where the contractual right to receive cash flows from the asset has expired. On derecognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received and any cumulative gain or loss that had been recognized in other comprehensive income for debts instruments is recognized in profit or loss.

Financial liabilities

Initial recognition and measurement

Financial liabilities are recognized when, and only when, the Group becomes a party to the contractual provisions of the financial instrument. The Group determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognized initially at fair value plus in the case of financial liabilities not at FVPL, net of directly attributable transaction costs.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

2.8	Financial instruments (Continued)

Financial liabilities (Continued)

Subsequent measurement

After initial recognition, financial liabilities that are not carried at FVPL are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in profit or loss when the liabilities are derecognized, and through the amortization process.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expired. On derecognition, the difference between the carrying amounts and the consideration paid is recognized in profit or loss.

Impairment of financial assets

2.9	Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a “12-month ECL”). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is recognized for credit losses expected over the remaining life of the exposure, irrespective of timing of the default (a “lifetime ECL”).

For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment which could affect debtors’ ability to pay.

The Group considers a financial asset in default when contractual payments are 60 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Cash and cash equivalents
2.10	Cash and cash equivalents
Cash and cash equivalents comprise cash at banks and on hand which are subject to an insignificant risk of changes in value.
Provisions

2.11	Provisions

General

Provisions are recognized when the Group has a present obligation (legal or constructive) where, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

2.11	Provisions (Continued)

General (Continued)

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of economic resources will be required to settle the obligation, the provision is reversed. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Onerous contract

If the Group has a contract that is onerous, the present obligation under the contract is recognized and measured as a provision. However, before a separate provision for an onerous contract is established, the Group recognizes any impairment loss that has occurred on assets dedicated to that contract. An onerous contract is a contract under which the unavoidable costs (i.e., the costs that the Group cannot avoid because it has the contract) of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from failure to fulfil it.

Defect liability

If the Group has a contractual commitment to rectify defect works for its construction contract during the defect liability period. A provision is recognized at the balance sheet date for expected defect costs based on historical experience of the level of defects.

Government grants

2.12	Government grants

Government grants are recognized as a receivable when there is reasonable assurance that the grant will be received and all attached conditions will be complied with.

When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, the fair value is recognized as deferred income on the statement of financial position and is recognized as income in equal amounts over the expected useful life of the related asset.

Borrowing costs

2.13	Borrowing costs

All borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss in the period in which they are incurred.

Borrowings are presented as current liabilities unless the Group has an unconditional right to defer settlement for at least 12 months after the reporting date. When an entity breaches an undertaking under a long-term loan agreement on or before the reporting date with the effect that the liability becomes payable on demand, the liability is classified as current, even if the lender has agreed, after the reporting date and before the authorization of the financial statements for issue, not to demand payment as a consequence of the breach. The liability is classified as current because, at the reporting date, the entity does not have an unconditional right to defer its settlement for at least twelve months after that date.

Where the entity expects, and has the discretion, to re-finance or roll over an obligation for at least 12 months after the reporting period under an existing loan facility with the same lender, the liability is classified as non-current.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

Employee benefits

2.14	Employee benefits

Defined contribution plan

The Group makes contributions to the Central Provident Fund scheme in Singapore, a defined contribution pension scheme. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

Leases

2.15	Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

As lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities representing the obligations to make lease payments and right-of-use assets representing the right to use the underlying leased assets.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and- the estimated useful lives of the assets.

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment. The accounting policy for impairment is disclosed in Note 2.7.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

2.15	Leases (Continued)

Lease liabilities (Continued)

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g. changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Group’s lease liabilities are presented in Note 13.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery (i.e. those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

Taxes

2.16	Taxes

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authority. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Current income taxes are recognized in profit or loss except to the extent that the tax relates to items recognized outside profit or loss, either in other comprehensive income or directly in equity. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences at the end of the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

2.16	Taxes (Continued)

Deferred tax (Continued)

Deferred tax assets shall be recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized, unless:

(a)	the deferred tax asset arises from the initial recognition of an asset or liability in a transaction that: is not a business combination; or at the time of transaction, affects neither accounting profit nor taxable profit (tax loss); and at the time of transaction, does not give rise to equal taxable and deductible temporary differences; and

(b)	in respect of deductible temporary differences associated with interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Goods and Service Tax (“GST”)

Revenues, expenses and assets are recognized net of the amount of sales tax except:

(i)	where the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and

(ii)	receivables and payables that are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.

Share capital

2.17	Share capital

Proceeds from issuance of ordinary shares are recognized as share capital in equity. Incremental costs directly attributable to the issuance of ordinary shares are deducted against share capital.

Earnings/(loss) per share

2.18	Earnings/(loss) per share

The Group presents basic and diluted earnings/(loss) per share data for its ordinary shares. Basic earnings per share is calculated by dividing the profit or loss attributable to owners of the Company by the weighted-average number of ordinary shares outstanding during the year, adjusted for own shares held, if any. Diluted earnings per share is determined by adjusting the profit or loss attributable to owner of the Company and the weighted-average number of ordinary shares outstanding, adjusted for own shares held, if any, for the effects of all dilutive potential ordinary shares.

Dividends

2.19	Dividends

Equity dividends are recognized when they become legally payable. Interim dividends are recorded in the year in which they are declared payable. Final dividends are recorded in the year in which the dividends are approved by the shareholder.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2.	Material accounting policy information (Continued)

Related parties

2.20	Related parties

A related party is defined as follows:

(a)	A person or a close member of that person’s family is related to the Group if that person:

(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Company.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	the entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).
(ii)	one entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).
(iii)	both entities are joint ventures of the same third party.
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity.
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group. If the Group is itself such a plan, the sponsoring employers are also related to the Group.
(vi)	the entity is controlled or jointly controlled by a person identified in (a).
(vii)	a person identified in (a) (i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Segment reporting

2.21 Segment reporting

Operating segment is reported in a manner consistent with the internal reporting provided to the executive committee whose members are responsible for allocating resources and assessing performance of the operating segment.